Convertible Redeemable Preferred Shares - Summary of Issuance of Convertible Redeemable Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Temporary Equity [Line Items]
Issuance, Shares	11,731,035	11,731,035	4,203,072	30,021,942
Proceeds from Issuance	¥ 1,138,232	$ 178,615	¥ 512,715	¥ 469,636
Minimum
Temporary Equity [Line Items]
Proceeds from Issuance | $		$ 250,000
Series A, B, C-1, C-2 Convertible Redeemable Preferred Shares | Issuance Date, August 31, 2012 to November 11, 2016
Temporary Equity [Line Items]
Issuance, Shares	44,887,552	44,887,552
Proceeds from Issuance | $		$ 63,902
Series A, B, C-1, C-2 Convertible Redeemable Preferred Shares | Issuance Date, August 31, 2012 to November 11, 2016 | Minimum
Temporary Equity [Line Items]
Issue Price per Share | $ / shares		$ 0.21
Series A, B, C-1, C-2 Convertible Redeemable Preferred Shares | Issuance Date, August 31, 2012 to November 11, 2016 | Maximum
Temporary Equity [Line Items]
Issue Price per Share | $ / shares		$ 2.65
Series C-3 Convertible Redeemable Preferred Shares | Issuance Date, June 26, 2018
Temporary Equity [Line Items]
Issuance, Shares	1,884,512	1,884,512
Issue Price per Share | $ / shares		$ 2.65
Proceeds from Issuance | $		$ 5,000
Series C-3 Convertible Redeemable Preferred Shares | Issuance Date, December 7, 2018
Temporary Equity [Line Items]
Issuance, Shares	7,819,871	7,819,871
Issue Price per Share | $ / shares		$ 2.65
Proceeds from Issuance | ¥	¥ 138,688
Series C-3 Convertible Redeemable Preferred Shares | Issuance Date, February 8, 2021 to May 25, 2021
Temporary Equity [Line Items]
Issuance, Shares	10,906,031	10,906,031
Issue Price per Share | $ / shares		$ 2.65
Proceeds from Issuance | ¥	¥ 192,122
Series D Convertible Redeemable Preferred Shares | Issuance Date, July 5, 2018 with Issue Price $10.83
Temporary Equity [Line Items]
Issuance, Shares	2,115,755	2,115,755
Issue Price per Share | $ / shares		$ 10.83
Proceeds from Issuance | $		$ 22,917
Series D Convertible Redeemable Preferred Shares | Issuance Date, July 5, 2018 with Issue Price $12.74
Temporary Equity [Line Items]
Issuance, Shares	7,952,405	7,952,405
Issue Price per Share | $ / shares		$ 12.74
Proceeds from Issuance | $		$ 101,340
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance, Shares	1,953,652	1,953,652	4,203,072	30,021,942
Series E Convertible Redeemable Preferred Shares | Issuance Date, June 3 to September 16, 2019
Temporary Equity [Line Items]
Issuance, Shares	2,521,844	2,521,844
Issue Price per Share | $ / shares		$ 17.84
Proceeds from Issuance | $		$ 45,000
Series E Convertible Redeemable Preferred Shares | Issuance Date, June 3, 2019
Temporary Equity [Line Items]
Issuance, Shares	27,500,098	27,500,098
Issue Price per Share | $ / shares		$ 0.70
Proceeds from Issuance | $		$ 20,115
Series E+ Convertible Redeemable Preferred Shares | Issuance Date, February 8, 2021 to May 25, 2021
Temporary Equity [Line Items]
Issuance, Shares	1,953,652	1,953,652
Issue Price per Share | $ / shares		$ 17.84
Proceeds from Issuance | ¥	¥ 241,341
Series E+ Convertible Redeemable Preferred Shares | Issuance Date, September 4 to September 14, 2020
Temporary Equity [Line Items]
Issuance, Shares	4,203,072	4,203,072
Issue Price per Share | $ / shares		$ 17.84
Proceeds from Issuance | $		$ 75,000
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance, Shares	9,777,383	9,777,383
Series F Convertible Redeemable Preferred Shares | Issuance Date, April 16, 2021 to May 25, 2021
Temporary Equity [Line Items]
Issuance, Shares	9,777,383	9,777,383
Issue Price per Share | $ / shares		$ 19.43
Proceeds from Issuance | $		$ 168,000